Discontinued Operations - Schedule of Discontinued Operations (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Discontinued Operations [Line Items]
Gross Profit	$ 781,134
Operating (loss) income from discontinued operations	(9,579,374)	(142,589)	2,607,490
Finance expenses	1,953,974	322,138	158,643
Less: non-controlling interests	6,971,564	1,624,070	1,789,571
Loss for the year	(20,267,226)	(1,462,610)	(21,230,681)
Professional fees	411,989	460,513	480,497
Audit fee	356,669	437,127
Travel expenses	22,926	64,205
Current taxes
Deferred tax benefit	12,449
Finance Expenses [Member]
Schedule of Discontinued Operations [Line Items]
Amortization of debt discount			124,006
Australian Oilseeds Investments Pty Ltd. [Member]
Schedule of Discontinued Operations [Line Items]
Revenues	44,407,721	41,702,614	33,727,222
Less: Cost of revenues	(41,515,918)	(38,240,704)	(27,810,782)
Gross Profit	2,891,803	3,461,910	5,916,440
General and administrative expenses	(11,370,009)	(2,157,181)	(2,613,734)
Selling and marketing expenses	(172,029)	(372,707)	(412,536)
Other operating income	40,267	108,410	707,911
Total operating expenses	(11,501,771)	(2,421,478)	(2,318,359)
Operating (loss) income from discontinued operations	(8,609,968)	1,040,432	3,598,081
Finance expenses	(922,673)	(1,133,927)	(677,170)
(Loss) income from discontinued operation before income taxes	(9,532,641)	(93,495)	2,920,911
Income tax expense	(46,733)	(49,094)	(313,421)
Net (loss) income from discontinued operations	(9,579,374)	(142,589)	2,607,490
Less: non-controlling interests	(1,251,494)	(165,799)	431,874
Loss for the year	(8,327,880)	23,210	2,175,616
Current taxes	(46,733)	(49,094)	(347,691)
Deferred tax benefit			34,270
Australian Oilseeds Investments Pty Ltd. [Member] | Cost of sales [member]
Schedule of Discontinued Operations [Line Items]
Less: Cost of revenues	41,515,918	38,240,704	27,810,782
Cost of finished goods	9,738,763	8,660,363	5,273,627
Cost of material	26,913,076	25,226,032	17,432,898
Direct labor	2,362,526	2,372,779	1,917,665
Freight and storage	870,612	899,185	2,112,109
Occupancy costs	770,433	616,684	341,790
Repairs and maintenance	237,849	130,369	251,600
Depreciation	622,659	335,292	481,093
Australian Oilseeds Investments Pty Ltd. [Member] | Revenue [Member]
Schedule of Discontinued Operations [Line Items]
Revenues	44,407,721	41,702,614	33,727,222
Australian Oilseeds Investments Pty Ltd. [Member] | General and Administrative Expenses [Member]
Schedule of Discontinued Operations [Line Items]
General and administrative expenses	11,370,009	2,157,181	2,613,734
Professional fees	110,680	150,803	257,985
Audit fee	68,122	10,821	235,000
Employee costs	232,039	199,704	428,715
Insurance	349,511	543,934	492,676
Other expenses	900,765	578,177	416,267
Management fee	278,303	375,345	312,000
Expected credit losses	220,654		264,798
Travel expenses	82,186	121,094	112,291
Depreciation	78,628	112,213	17,473
Technology costs	8,841	15,225	17,187
Occupancy costs	26,729	28,344	43,990
Security	9,961	9,647	9,266
Utilities	13,956	11,874	6,086
Impairment loss	8,989,634
Australian Oilseeds Investments Pty Ltd. [Member] | Selling and Marketing Expenses [Member]
Schedule of Discontinued Operations [Line Items]
Selling and marketing expenses	172,029	372,707	412,536
Professional fees	13,860	37,803	327,309
Advertising and marketing expenses	158,169	327,772	85,227
Provisions for Doubtful Debts		7,132
Australian Oilseeds Investments Pty Ltd. [Member] | Other Operating Income [Member]
Schedule of Discontinued Operations [Line Items]
Other operating income	40,267	108,410	707,911
Gain on forgiveness of payables			670,782
Other income	40,267	108,410	37,129
Australian Oilseeds Investments Pty Ltd. [Member] | Finance Expenses [Member]
Schedule of Discontinued Operations [Line Items]
Finance expenses	922,673	1,133,927	677,170
Realized and unrealized currency (gains) losses	(13,993)	24,416
Interest expense	936,666	1,109,511	553,164
Australian Oilseeds Investments Pty Ltd. [Member] | Wholesale oils [Member] | Revenue [Member]
Schedule of Discontinued Operations [Line Items]
Revenues	14,736,158	10,592,301	11,481,072
Australian Oilseeds Investments Pty Ltd. [Member] | High Protein Meals [Member] | Revenue [Member]
Schedule of Discontinued Operations [Line Items]
Revenues	11,319,221	10,863,960	9,175,505
Australian Oilseeds Investments Pty Ltd. [Member] | Toll crushing service [Member] | Revenue [Member]
Schedule of Discontinued Operations [Line Items]
Revenues	108,241	58,011	222,095
Australian Oilseeds Investments Pty Ltd. [Member] | Other sales [Member] | Revenue [Member]
Schedule of Discontinued Operations [Line Items]
Revenues	448,904	297,136	291,351
Australian Oilseeds Investments Pty Ltd. [Member] | Retail oils [Member] | Revenue [Member]
Schedule of Discontinued Operations [Line Items]
Revenues	$ 17,795,197	$ 19,891,206	$ 12,557,199